Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Schedule of Short-Term Deposits Balance	Short-term deposits balance as of December 31, 2020 and 2021 primarily consist of the following currencies:

	December 31, 2020		December 31, 2021
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	1,800,000	1,800,000	2,460,000	2,460,000
US$	639,824	4,174,790	924,125	5,891,945

Total		5,974,790		8,351,945